UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      January 7, 2013
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          48

Form 13F Information Table Value Total:    $237,320 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.

FORM 13F

ALL EQUITY PORTFOLIOS UNDER MANAGEMENT

12-31-2013


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    8,830     261,929  SH           Sole                  261,929
Alcoa Inc                       COM     013817101    1,312     151,155  SH           Sole                  151,155
Allstate Corp.                  COM     020002101   11,689     290,985  SH           Sole                  290,985
AnnalyCapMgmtIncREIT            COM     035710409    5,655     402,780  SH           Sole                  402,780
Applied Materials               COM     038222105    3,449     301,515  SH           Sole                  301,515
ArcherDanielsMidland            COM     039483102    8,236     300,705  SH           Sole                  300,705
Avon Products, Inc.             COM     054303102    1,558     108,485  SH           Sole                  108,485
Baker Hughes Inc.               COM     057224107    8,708     213,180  SH           Sole                  213,180
Bank of America Corp.           COM     060505104    3,377     290,888  SH           Sole                  290,888
Becton Dickinson & Co.          COM     075887109    3,614      46,225  SH           Sole                   46,225
Best Buy Company Inc            COM     086516101    4,678     394,790  SH           Sole                  394,790
Black Box Corporation           COM     091826107    5,743     235,956  SH           Sole                  235,956
Boeing Company                  COM     097023105   10,731     142,400  SH           Sole                  142,400
Coach Inc.                      COM     189754104    2,241      40,365  SH           Sole                   40,365
Cullen Frost Bankers            COM     229899109    4,916      90,576  SH           Sole                   90,576
Dover Corporation               COM     260003108    8,017     122,000  SH           Sole                  122,000
Dow Chemical Co                 COM     260543103    5,734     177,364  SH           Sole                  177,364
Emcore Corporation              COM     290846203       54      12,500  SH           Sole                   12,500
Enzo Biochem Inc.               COM     294100102      189      70,001  SH           Sole                   70,001
Gannett Company Inc             COM     364730101    6,943     385,530  SH           Sole                  385,530
Hewlett-Packard Co              COM     428236103    5,400     378,915  SH           Sole                  378,915
IBM Corporation                 COM     459200101   12,093      63,130  SH           Sole                   63,130
Johnson & Johnson               COM     478160104    1,779      25,380  SH           Sole                   25,380
Johnson Controls Inc            COM     478366107    2,341      76,325  SH           Sole                   76,325
Lincoln National Corp.          COM     534187109    1,430      55,201  SH           Sole                   55,201
Marsh & McLennan                COM     571748102   11,179     324,300  SH           Sole                  324,300
Microsoft Corporation           COM     594918104    1,344      50,335  SH           Sole                   50,335
Mosaic Co. (The)                COM     61945C103    2,278      40,220  SH           Sole                   40,220
Raytheon Company                COM     755111507    6,672     115,915  SH           Sole                  115,915
Staples Inc                     COM     855030102    9,787     858,500  SH           Sole                  858,500
Star Scientific Inc             COM     85517P101      402     150,000  SH           Sole                  150,000
US Natural Gas Fd ETF           COM     912318201      674      35,650  SH           Sole                   35,650
Valero Energy Corp              COM     91913Y100    3,719     109,010  SH           Sole                  109,010
Wal-Mart Stores Inc             COM     931142103    7,597     111,345  SH           Sole                  111,345
Western Union Co/The            COM     959802109   11,492     844,386  SH           Sole                  844,386
BP Plc ADS                      ADR     055622104    8,379     201,220  SH           Sole                  201,220
Barclays Plc ADR                ADR     06738E204    4,149     239,535  SH           Sole                  239,535
Honda Motor Co Ltd.             ADR     438128308    1,631      44,150  SH           Sole                   44,150
Nippon Telgrph&Telphn           ADR     654624105    9,614     457,160  SH           Sole                  457,160
Novartis AG                     ADR     66987V109    4,432      70,010  SH           Sole                   70,010
Rio Tinto Plc                   ADR     767204100    5,714      98,365  SH           Sole                   98,365
Teva Phrm Ind Ltd ADR           ADR     881624209    9,136     244,675  SH           Sole                  244,675
Vodafone Group Plc              ADR     92857W209    3,359     133,355  SH           Sole                  133,355
XL Group Ltd.                   ADR     G98290102    5,767     230,112  SH           Sole                  230,112
Alliance Worldwide Priv         MMF     01879X103      285      19,580  SH           Sole                   19,580
MrgnStnly AsiaPacific Fd        MMF     61744U106      554      37,000  SH           Sole                   37,000
MrgnStnly India Invstmnt Fd     MMF     61745C105      343      18,500  SH           Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL      B45JKK9       98      11,054  SH           Sole                   11,054


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REPORT SUMMARY     48       DATA RECORDS            237,320      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC No: 028-13146

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